COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	$ 555
Purchase obligations	623
Program rights	2,635
Total commitments	3,813
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	129
Purchase obligations	327
Program rights	659
Total commitments	1,115
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	204
Purchase obligations	192
Program rights	1,151
Total commitments	1,547
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	222
Purchase obligations	85
Program rights	824
Total commitments	1,131
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	0
Purchase obligations	19
Program rights	1
Total commitments	$ 20